Document and Entity Information	0 Months Ended
Oct. 14, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 14, 2014
Entity Registrant Name	TD Asset Management USA Funds Inc.
Entity Central Index Key	0000949881
Amendment Flag	false
Document Creation Date	Oct. 08, 2014
Document Effective Date	Oct. 13, 2014
Prospectus Date	Oct. 14, 2014